Share-based Compensation And Incentive Plans (Summary Of Stock Options Assumption) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected term (in years)	10 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options (shares in millions)	0		1,100,000
Weighted average expected term (in years)			5 years 6 months
Weighted average grant-date fair value per share			$ 4.91
Expected volatility range, Start, percentage			33.92%
Expected volatility range, End, percentage			39.65%
Risk-free interest rate range, Start, percentage			1.46%
Risk-free interest rate range, End, percentage			2.12%
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield range, percentage			2.13%
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield range, percentage			1.15%
KBR Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value per share	$ 15.11	$ 13.94	$ 16.66